Fees Summary	Dec. 13, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 5,727,800.00
Final Prospectus	true